Finance lease	3 Months Ended
Mar. 31, 2026
Finance lease
Finance lease

5.   Leases

Long Term Operating Leases

The Company sold the Ardmore Sealeader, the Ardmore Sealifter and the Ardmore Sealancer on June 5, 2022, July 16, 2022 and July 31, 2022, respectively and subsequently chartered the vessels back from the buyer for a period of 24 months. On March 8, 2024, the Company exercised its option to extend the charter-in period for the Hansa Sealeader by an additional 12 months, starting from July 5, 2024. In April 2024, the Company exercised its options to extend the charter-in period for the Hansa Sealifter and Hansa Sealancer by an additional 12 months, starting from August 17, 2024 and September 1, 2024 respectively.

The Company redelivered the Hansa Sealeader and Hansa Sealifter during the three months ended September 30, 2025. The Hansa Sealancer was redelivered on October 24, 2025.

Chartered-in vessels include both lease and non-lease components. The lease component relates to the cost to a lessee to control the use of the vessel and the non-lease components relate to the cost to the lessees for the lessor to operate the vessel. For time charters-in, the Company has elected to separate lease and non-lease components.

Operating leases are included in operating lease, right-of-use (“ROU”) asset, current portion of operating lease obligations, and non-current portion of operating lease obligations in the Company’s consolidated balance sheets. The ROU asset represents the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

5.   Leases (continued)

Short Term Lease

In March 2025, the Company entered into a charter-in arrangement for a vessel with an initial non-cancellable lease term of twelve months, ending in March 2026. The agreement included an option to extend the charter for an additional three months; however, exercise of the extension option was not considered reasonably certain at lease commencement. Accordingly, the Company elected the short-term lease practical expedient under FASB Accounting Standards Codification 842 — Leases (“ASC 842”) and excluded the lease from recognition of operating lease right-of-use assets and lease liabilities.

A three-month extension was subsequently agreed near the end of the original lease term, extending the charter to August 31, 2026. This extension represents a subsequent change in facts and circumstances and did not affect the Company’s initial lease term assessment under ASC 842.

Lease costs for vessel-related operating leases are recognized as charter hire expense, with lease and non-lease components accounted for separately, on a straight-line basis over the lease term and presented within the condensed consolidated statements of operations. For office operating leases, the Company has elected to combine lease and non-lease components on the condensed consolidated balance sheets and statements of operations.